Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2019
Foreign exchange rates [abstract]
Disclosure of detailed information about assets held in foreign currency subject to fluctuations in exchange rates [Text Block]
Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of assets	Currency	As of December 31, 2019	As of December 31, 2018
		ThUS$	ThUS$
Cash and cash equivalents	USD	558,572	353,674
Cash and cash equivalents	ARS	3	2
Cash and cash equivalents	CLP	8,240	157,500
Cash and cash equivalents	CNY	2,484	2,305
Cash and cash equivalents	EUR	3,131	4,738
Cash and cash equivalents	GBP	3	-
Cash and cash equivalents	AUD	8,492	29,598
Cash and cash equivalents	INR	6	-
Cash and cash equivalents	MXN	2,103	1,242
Cash and cash equivalents	PEN	4	1
Cash and cash equivalents	AED	-	1
Cash and cash equivalents	JPY	1,559	1,786
Cash and cash equivalents	ZAR	3,929	5,219
Cash and cash equivalents	IDR	3	-
Cash and cash equivalents	PLN	1	-
Subtotal cash and cash equivalents		588,530	556,066
Other current financial assets	USD	127,889	291,790
Other current financial assets	CLF	36,896	-
Other current financial assets	CLP	340,705	20,931
Subtotal other current financial assets		505,490	312,721
Other current non-financial assets	USD	16,535	19,523
Other current non-financial assets	ARS	-	2
Other current non-financial assets	AUD	285	102
Other current non-financial assets	BRL	2	-
Other current non-financial assets	CLF	31	47
Other current non-financial assets	CLP	24,374	20,276
Other current non-financial assets	CNY	326	8
Other current non-financial assets	EUR	3,055	3,153
Other current non-financial assets	MXN	2,629	3,274
Other current non-financial assets	THB	22	19
Other current non-financial assets	JPY	174	21
Other current non-financial assets	ZAR	3,119	1,547
Subtotal other current non-financial assets		50,552	47,972
Trade and other receivables	USD	225,554	255,528
Trade and other receivables	PEN	6	-
Trade and other receivables	BRL	19	20
Trade and other receivables	CLF	504	453
Trade and other receivables	CLP	56,023	71,730
Trade and other receivables	CNY	3,340	11,361
Trade and other receivables	EUR	24,925	31,426
Trade and other receivables	GBP	148	-
Trade and other receivables	MXN	211	452
Trade and other receivables	AED	1,193	15,841
Trade and other receivables	THB	1,695	2,970
Trade and other receivables	JPY	66,266	76,267
Trade and other receivables	AUD	801	-
Trade and other receivables	ZAR	15,900	571
Trade and other receivables	COP	2,557	-
Subtotal trade and other receivables		399,142	466,619
Receivables from related parties	USD	60,135	42,685
Receivables from related parties	EUR	1,092	105
Subtotal receivables from related parties		61,227	42,790
Current inventories	USD	983,338	913,674
Subtotal Current inventories		983,338	913,674

Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of assets	Currency	As of December 31, 2019	As of December 31, 2018
		ThUS$	ThUS$
Current tax assets	USD	87,509	52,033
Current tax assets	ARS	1	2
Current tax assets	CLP	1,623	601
Current tax assets	EUR	61	3,500
Current tax assets	MXN	1,806	843
Current tax assets	PEN	-	131
Current tax assets	ZAR	139	-
Current tax assets	COP	294	-
Subtotal current tax assets		91,433	57,110
Non-current assets or groups of assets classified as held for sale	USD	2,454	1,430
Subtotal Non-current assets or groups of assets classified as held for sale		2,454	1,430
Total current assets		2,682,166	2,398,382
Non-current assets
Other non-current financial assets	USD	8,687	17,039
Other non-current financial assets	CLP	20	20
Other non-current financial assets	JPY	71	72
Subtotal Other non-current financial assets		8,778	17,131
Other non-current non-financial assets	USD	19,101	26,758
Other non-current non-financial assets	BRL	22	23
Other non-current non-financial assets	COP	6	-
Other non-current non-financial assets	EUR	4	-
Other non-current non-financial assets	CLP	596	758
Subtotal Other non-current non-financial assets		19,729	27,539
Other receivables, non-current	USD	522	139
Other receivables, non-current	CLF	165	329
Other receivables, non-current	MXN	43	-
Other receivables, non-current	CLP	980	1,807
Subtotal Other receivables, non-current		1,710	2,275
Investments classified using the equity method of accounting	USD	57,777	41,923
Investments classified using the equity method of accounting	TRY	26,624	21,892
Investments classified using the equity method of accounting	AED	9,111	31,023
Investments classified using the equity method of accounting	EUR	14,315	14,929
Investments classified using the equity method of accounting	INR	1,568	1,729
Investments classified using the equity method of accounting	THB	40	53
Subtotal Investments classified using the equity method of accounting		109,435	111,549
Intangible assets other than goodwill	USD	185,951	189,265
Intangible assets other than goodwill	MXN	1,137	-
Intangible assets other than goodwill	CLP	136	85
Intangible assets other than goodwill	EUR	1,134	-
Subtotal intangible assets other than goodwill		188,358	189,350
Purchases goodwill, gross	USD	34,438	34,866
Purchases goodwill, gross	CLP	140	-
Purchases goodwill, gross	EUR	148	-
Subtotal Purchases goodwill, gross		34,726	34,866
Property, plant and equipment	USD	1,593,324	1,451,436
Property, plant and equipment	CLP	3,294	3,387
Property, plant and equipment	EUR	4,756	-
Property, plant and equipment	MXN	5,588	-
Property, plant and equipment	COP	108	-
Subtotal property, plant and equipment		1,607,070	1,454,823
Current tax assets, non-current	USD	32,179	32,179
Subtotal Current tax assets, non-current		32,179	32,179
Total non-current assets		2.001.985	1,869,712
Total assets		4,684,151	4,268,094

Disclosure of detailed information about liabilities held in foreign currencies [Text Block]
		As of December 31, 2019			As of December 31, 2018
Current liabilities	Currency	Up to90 days	91 days to 1 year	Total	Up to90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	20,582	258,388	278,970	12,471	4,464	16,935
Other current financial liabilities	CLF	19,518	323	19,841	342	6,256	6,598
Other current financial liabilities	BRL	11	-	11	52	-	52
Subtotal other current financial liabilities		40,111	258,711	298,822	12,865	10,720	23,585
Trade and other payables	USD	44,146	-	44,146	51,489	3	51,492
Trade and other payables	ARS	-	-	-	4,082	-	4,082
Trade and other payables	BRL	10	-	10	34	-	34
Trade and other payables	THB	53	-	53	65	-	65
Trade and other payables	CLP	73,703	17,108	90,811	69,789	-	69,789
Trade and other payables	EUR	58,538	5	58,543	36,439	-	36,439
Trade and other payables	GBP	17	-	17	-	-	-
Trade and other payables	INR	1	-	1	1	-	1
Trade and other payables	MXN	5,122	-	5,122	7	-	7
Trade and other payables	PEN	5	-	5	-	-	-
Trade and other payables	AUD	4,442	-	4,442	-	-	-
Trade and other payables	ZAR	2,260	-	2,260	1,842	-	1,842
Trade and other payables	AED	188	-	188	-	-	-
Trade and other payables	COP	192	-	192	-	-	-
Subtotal trade and other payables		188,677	17,113	205,790	163,748	3	163,751
Trade payables due to related parties, current	USD	475	-	475	-	9	9
Subtotal Trade payables due to related parties, current		475	-	475	-	9	9
Other current provisions	USD	109,650	820	110,470	74,020	31,150	105,170
Other current provisions	ARS	7	-	7	-	13	13
Other current provisions	BRL	-	-	-	707	-	707
Other current provisions	CLP	82	-	82	-	64	64
Other current provisions	EUR	6	-	6	243	-	243
Subtotal other current provisions		109,745	820	110,565	74,970	31,227	106,197
Current tax liabilities	USD	2,863	14,994	17,857	-	41,612	41,612
Current tax liabilities	CLP	-	17	17	-	31	31
Current tax liabilities	BRL	-	-	-	-	3	3
Current tax liabilities	CNY	-	-	-	-	8	8
Current tax liabilities	EUR	-	-	-	4,548	1,000	5,548
Current tax liabilities	ZAR	-	-	-	-	201	201
Current tax liabilities	MXN	-	-	-	-	9	9
Subtotal current tax liabilities		2,863	15,011	17,874	4,548	42,864	47,412

		As of December 31, 2019			As of December 31, 2018
Class of liability	Currency	Up to90 days	91 days to 1 year	Total	Up to90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisions for employee benefits, current	USD	12,486	3,901	16,387	20,085	-	20,085
Subtotal Provisions for employee benefits, current		12.486	3,901	16,387	20,085	-	20,085
Other current non-financial liabilities	USD	117,136	154	117,290	176,506	2,489	178,995
Other current non-financial liabilities	THB	30	-	30	158	-	158
Other current non-financial liabilities	BRL	3	-	3	3	-	3
Other current non-financial liabilities	CLP	5,969	2,439	8,408	7,703	6,431	14,134
Other current non-financial liabilities	CNY	-	-	-	11	40	51
Other current non-financial liabilities	EUR	842	-	842	1,053	-	1,053
Other current non-financial liabilities	MXN	129	64	193	103	46	149
Other current non-financial liabilities	JPY	21	12	33	-	-	-
Other current non-financial liabilities	PEN	70	-	70	70	-	70
Other current non-financial liabilities	ZAR	10	-	10	11	-	11
Other current non-financial liabilities	COP	20	-	20	-	-	-
Subtotal other current non-financial liabilities		124,230	2,669	126,899	185,618	9,006	194,624
Total current liabilities		478,587	298,225	776,812	461,834	93,829	555,663

		As of December 31, 2019
Class of liability	Currency	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	89,896	42,336	313,749	13,749	647,258	1,106,988
Other non-current financial liabilities	CLF	-	-	-	-	411,938	411,938
Subtotal Other non-current financial liabilities		89,896	42,336	313,749	13,749	1,059,196	1,518,926
Other non-current provisions	USD	23,014	167	-	1,452	10,057	34,690
Subtotal Other non-current provisions		23,014	167	-	1,452	10,057	34,690
Deferred tax liabilities	USD	69,048	-	-	114,353	10	183,411
Subtotal Deferred tax liabilities		69,048	-	-	114,353	10	183,411
Provisions for employee benefits, non-current	USD	34,884	-	-	-	-	34,884
Provisions for employee benefits, non-current	CLP	519	-	-	-	-	519
Provisions for employee benefits, non-current	MXN	236	-	-	-	-	236
Provisions for employee benefits, non-current	JPY	201	-	-	-	-	201
Subtotal Provisions for employee benefits, non-current		35,840	-	-	-	-	35,840
Total non-current liabilities		217,798	42,503	313,749	129,554	1,069,263	1,772,867
Total liabilities							2,549,679

		As of December 31, 2018
Class of liability	Currency	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	249,869	80,903	297,994	-	247,798	876,564
Other non-current financial liabilities	CLF	-	-	-	-	453,818	453,818
Subtotal Other non-current financial liabilities		249,869	80,903	297,994	-	701,616	1,330,382
Other non-current provisions	USD	28,822	3.000	-	-	-	31,822
Subtotal Other non-current provisions		28,822	3.000	-	-	-	31,822
Deferred tax liabilities	USD	63,534	33.355	56,040	-	22,432	175,361
Subtotal Deferred tax liabilities		63,534	33,355	56,040	-	22,432	175,361
Provisions for employee benefits, non-current	USD	-	9,081	-	-	27,116	36,197
Provisions for employee benefits, non-current	CLP	-	-	-	-	521	521
Provisions for employee benefits, non-current	MXN	-	-	-	-	175	175
Provisions for employee benefits, non-current	YEN	-	-	-	-	171	171
Subtotal Provisions for employee benefits, non-current		-	9,081	-	-	27,983	37,064
Total non-current liabilities		342,225	126,339	354,034	-	752,031	1,574,629
Total liabilities							2,130,292